Interest Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interest Expense

	2017	2016	2015
	RMB	RMB	RMB
Interest on
Bank loans	1,569	891	1,259
Other loans	17,394	19,910	19,892
Accretion expense (Note 31)	5,453	5,126	5,950
Less: Amounts capitalized	(2,008)	(2,579)	(2,773)

	22,408	23,348	24,328